Earning per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earning per share
9	Earning per share
(e)	Basic earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the year.

(f)	Diluted earnings per share

For the calculation of diluted earnings per share, net income attributable to ordinary shareholders for basic earnings per share is adjusted by the effect of dilutive securities, including share-based awards in respect of share options and restricted share units (“RSU”), under the treasury stock method. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive.

The following table sets forth the computation of basic and diluted net income per share:

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Basic income per share calculation
Numerator:
Profit for the year attributable to the Company (in millions of RMB)	82	1,326	1,833
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	1,831,604,053	2,593,157,207	3,076,314,670
Basic earnings per share (in RMB)	0.04	0.51	0.60
Basic earnings per ADS (in RMB) (note)			1.19
Diluted net income per share calculation
Numerator:
Profit for the year attributable to the Company (in millions of RMB)	82	1,326	1,833
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	1,831,604,053	2,593,157,207	3,076,314,670
Adjustments for share options and RSU	67,815,772	46,309,205	82,906,218
Number of shares used in computing diluted earnings per share attributable to the Company	1,899,419,825	2,639,466,412	3,159,220,888
Diluted earnings per share (in RMB)	0.04	0.50	0.58
Diluted earnings per ADS (in RMB) (note)			1.16

Note: One ADS represented two Class A ordinary shares of the Company.